Stock-Based Compensation - Summary of Restricted Stock Units (Detail) - Restricted Stock Units [Member] - Enjoy Technology Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Beginning balance	0
Number of RSUs, Granted	2,083
Number of RSUs, Released	0
Number of RSUs, Cancelled/Forfeited	0
Number of RSUs, Ending balance	2,083
Weighted-Average Grant Date Fair Value per Share, Beginning balance	$ 0
Weighted-Average Grant Date Fair Value per Share, Granted	3.45
Weighted-Average Grant Date Fair Value per Share, Released	0
Weighted-Average Grant Date Fair Value per Share, Cancelled/Forfeited	0
Weighted-Average Grant Date Fair Value per Share, Ending balance	$ 3.45
Aggregate Intrinsic Value, Granted	$ 7,186
Aggregate Intrinsic Value, Released	0
Aggregate Intrinsic Value, Cancelled/Forfeited	0
Aggregate Intrinsic Value	$ 7,186	$ 0